Average Annual Total Returns{- Freedom 2015 Portfolio} - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-11 - Freedom 2015 Portfolio	VIP Freedom 2015 Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Freedom 2015 Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Freedom 2015 Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Freedom 2015 Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Freedom 2015 Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Freedom 2015 Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Freedom 2015 Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Freedom 2015 Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Freedom 2015 Portfolio-Service 2 VIP Return Before Taxes Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	IXWFT Past 1 year	IXWFT Past 5 years	IXWFT Past 10 years
Total	7.69%	9.64%	8.44%	7.59%	9.52%	8.33%	7.39%	9.36%	8.16%	(1.54%)	3.57%	2.90%	7.08%	8.85%	8.01%